Financial risk management - Market Risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Cash flow hedges | Short
Risk management
Notional amount	€ 787	€ 1,029
Fair value hedges | Short
Risk management
Notional amount	636	348
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	1,620	4,106
Foreign exchange forward contracts | Cash flow hedges | USD | Short
Risk management
Notional amount	268	280
Foreign exchange forward contracts | Cash flow hedges | GBP | Short
Risk management
Notional amount	163	207
Foreign exchange forward contracts | Fair value hedges | USD | Short
Risk management
Notional amount	705	423
Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | USD | Short
Risk management
Notional amount	392	2,547
Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | GBP | Short
Risk management
Notional amount	136
Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | CNY | Short
Risk management
Notional amount	746	981
Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | INR | Short
Risk management
Notional amount	182	346
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | USD
Risk management
Notional amount	313
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | USD | Long
Risk management
Notional amount		628
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | GBP
Risk management
Notional amount	238
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | GBP | Long
Risk management
Notional amount		379
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | INR
Risk management
Notional amount	369
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | USD
Risk management
Notional amount	705
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | USD | Long
Risk management
Notional amount		423
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | GBP | Short
Risk management
Notional amount	52	70
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | USD
Risk management
Notional amount	392
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | USD | Long
Risk management
Notional amount		2,547
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | GBP
Risk management
Notional amount	136
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | GBP | Long
Risk management
Notional amount		93
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | CNY
Risk management
Notional amount	746
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | CNY | Long
Risk management
Notional amount		981
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | INR | Long
Risk management
Notional amount		346
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | USD | Short
Risk management
Notional amount	1,207	1,314
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | USD
Risk management
Notional amount	88
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | USD | Short
Risk management
Notional amount		2,855
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | GBP | Short
Risk management
Notional amount	148	81
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | CNY | Short
Risk management
Notional amount	894	868
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | INR
Risk management
Notional amount	130
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | INR | Short
Risk management
Notional amount		294
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | USD | Short
Risk management
Notional amount	324
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | USD | Long
Risk management
Notional amount		2,607
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | GBP
Risk management
Notional amount	120
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | GBP | Long
Risk management
Notional amount		86
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | CNY
Risk management
Notional amount	714
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | CNY | Long
Risk management
Notional amount		711
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | INR | Short
Risk management
Notional amount	€ 95
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | INR | Long
Risk management
Notional amount		€ 346
Currency risk | Cash flow hedges
Risk management
Hedge ratio	1
Currency risk | Fair value hedges
Risk management
Hedge ratio	1
Currency risk | Hedges on net investment in foreign subsidiaries
Risk management
Hedge ratio	1